[LOGO] US BANCORP
          PIPER JAFFRAY(R)

                                                         CHRISTOPHER O. PETERSEN
U.S. BANCORP PIPER JAFFRAY ASSET MANAGEMENT, INC.        Corporate Counsel

U.S. Bancorp Center
800 Nicollet Mall, J1012057
Minneapolis, MN 55402
Phone: 612.303.1606
Fax: 612.303.1772
E-mail: christopher.petersen@usbank.com


October 15, 2001

Securities and Exchange Commission
450 5th Street N.W.                                      VIA EDGAR FILING
Washington, D.C. 20549-0506                              ----------------

         RE:      FIRST AMERICAN FUNDS, INC.
                  (FILE NOS. 2-74747 AND 811-3313)

Dear Sir or Madam:

         Pursuant to Rule 497(j), it is certfied that:

         1. the form of Prospectus and Statement of Additional Information that would have been filed under paragraph Rule 497(c) would not have differed from that contained in the most recent amendment to the registration statement (Post-Effective Amendment No. 39 filed September 21, 2001); and

         2. the text of the most recent amendment to the registration statement has been filed electronically.

Very truly yours,


/s/ Christopher O. Petersen


Christopher O. Petersen